Government Grants and Tax Credits (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of taxes recoverable and government grants and tax credits receivable

The following table summarizes the Company’s taxes recoverable and government grants and tax credits receivable:

	As at August 31, 2026 $	As at February 28, 2026 $
Mining tax credits receivable	2,336,013	1,799,625
Government grants receivable	1,463,356	410,371
GST/HST/QST recoverable	1,212,167	1,138,188
Total tax credits/grants receivable	5,011,536	3,348,184

Schedule of changes in refundable tax credits and government grants receivable

The following details the changes in refundable tax credits and government grants receivable:

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Tax credits/grants receivable, beginning of the period	2,209,996	1,244,955
Mining tax credits accrued	536,388	1,799,625
Grants accrued	2,196,510	412,871
Tax credits received	—	(1,244,955)
Grants received	(1,143,525)	(2,500)
Tax credits/grants receivable, end of the period	3,799,369	2,209,996